Intangible Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 91,500	$ 91,500
Accumulated amortization	(7,854)	(1,002)
Net carrying amount	83,646	90,498
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	68,800	68,800
Accumulated amortization	(4,051)	(610)
Net carrying amount	$ 64,749	$ 68,190
Weighted average useful life in years	20 years	20 years
Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 22,700	$ 22,700
Accumulated amortization	(3,803)	(392)
Net carrying amount	$ 18,897	$ 22,308
Weighted average useful life in years	7 years	7 years